Note 22 - Changes in Equity (Details Textual) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Adjustments for share-based payments	R$ 208,700	R$ 205,700	R$ 161,000
Investment reserve limit percentage of net income	60.00%
Statutory reserve limit percentage of net income	5.00%
Statutory reserve limit of capital stock	20.00%
Statutory reserve supplementation cutoff percentage related to capital stock	30.00%
Other comprehensive income, net of tax, gains (losses) on revaluation	R$ (258,000)	(106,300)	R$ 25,700
Ambev Private Pension Institute of the defined benefits plan [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, gains (losses) on revaluation	R$ 0	R$ 95,600
Top of range [member] | Country of domicile [member]
Statement Line Items [Line Items]
Minimum mandatory dividend	40.00%	40.00%	40.00%